Related Party Transactions (Due from/to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from/to related parties-current
Due from related parties	$ 2,608	$ 2,971
Due to related parties	38,425	23,109
Due from related parties-non current
Due from related parties	2,224	2,337
Sohu [Member]
Due from/to related parties-current
Due from related parties	60	820
Due to related parties	145	1,237
Due from related parties-non current
Due from related parties	2,108	2,215
Tencent [Member]
Due from/to related parties-current
Due from related parties	2,548	2,151
Due to related parties	38,280	21,872
Due from related parties-non current
Due from related parties	$ 116	$ 122